ALLEGIANT FUNDS

                        EQUITY AND ASSET ALLOCATION FUNDS

                                 A and C Shares

    Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH REPLACES THE 3RD PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE ALLEGIANT MID CAP VALUE FUND ON PAGE 8:

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund may invest will also change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a common stock even if the company's market capitalization grows beyond or falls below the market capitalization range of the Russell Midcap Value Index. As of June 30, 2007, market capitalizations of companies in the Russell Midcap Value Index ranged from approximately $1.6 billion to $19.7 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

THE FOLLOWING REPLACES THE INFORMATION FOR THE ALLEGIANT MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND UNDER "SHAREHOLDER FEES" IN THE SECTION OF THE PROSPECTUS TITLED "FUND FEES AND EXPENSES" ON PAGE 22:

---------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------
                                                             MULTI-FACTOR
                                                              SMALL CAP
                                                             FOCUSED VALUE
                                                                 FUND
                                                         CLASS A        CLASS C
Maximum Sales Charge (Load)
Imposed on Purchases (as
percentage of offering price)                            5.50%(1)       None
----------------------------------------------------------------------- --------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset
value)                                                   None           1.00%(2)
----------------------------------------------------------------------- --------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and
Other Distributions (as a percentage of
offering price)                                          None           None
----------------------------------------------------------------------- --------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                          2.00%(3)       2.00%(3)
----------------------------------------------------------------------- --------
Exchange Fee                                             None           None
----------------------------------------------------------------------- --------







THE FOLLOWING INFORMATION IS PLACED AFTER THE SECOND PARAGRAPH UNDER "LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS" ON PAGE 58 OF THE
PROSPECTUS:


There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ALLEGIANT FUNDS

                       EQUITY AND ASSET ALLOCATION FUNDS

                                    I Shares

    Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH REPLACES THE 3RD PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE ALLEGIANT MID CAP VALUE FUND ON PAGE 7:

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund may invest will also change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a common stock even if the company's market capitalization grows beyond or falls below the market capitalization range of the Russell Midcap Value Index. As of June 30, 2007, market capitalizations of companies in the Russell Midcap Value Index ranged from approximately $1.6 billion to $19.7 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.

THE FOLLOWING INFORMATION IS PLACED AFTER THE SECOND PARAGRAPH UNDER "LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS" ON PAGE 51 OF THE
PROSPECTUS:


There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                 A and C Shares

    Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING INFORMATION IS PLACED AFTER THE SECOND PARAGRAPH UNDER "LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS" ON PAGE 37 OF THE
PROSPECTUS:


There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                    I Shares

    Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING INFORMATION IS PLACED AFTER THE SECOND PARAGRAPH UNDER "LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS" ON PAGE 27 OF THE
PROSPECTUS:


There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                 A and C Shares

     Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.


 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING INFORMATION IS PLACED AFTER THE SECOND PARAGRAPH UNDER "GENERAL INFORMATION REGARDING EXCHANGES" ON PAGE 23 OF THE PROSPECTUS:


There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                    I Shares

     Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING INFORMATION IS PLACED AFTER THE SECOND PARAGRAPH UNDER "GENERAL INFORMATION REGARDING EXCHANGES" ON PAGE 21 OF THE PROSPECTUS:


There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    B Shares

     Supplement dated July 24, 2007 to the Prospectus dated October 1, 2006.

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


THE FOLLOWING PARAGRAPH REPLACES THE 3RD PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE ALLEGIANT MID CAP VALUE FUND ON PAGE 9:

The Fund considers a mid-capitalization or "mid cap" company to be one that has a market capitalization at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and as a result, the capitalization of mid cap companies in which the Mid Cap Value Fund may invest will also change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a common stock even if the company's market capitalization grows beyond or falls below the market capitalization range of the Russell Midcap Value Index. As of June 30, 2007, market capitalizations of companies in the Russell Midcap Value Index ranged from approximately $1.6 billion to $19.7 billion. The Fund notes that capitalizations of greater than approximately $8 billion are considered to be in the "large cap" range by some industry sources.